Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses		$ 126,980	$ 211,365
Advance to supplier		1,397,714	2,820,551
Loans to third parties	[1]	2,887,058	2,873,818
Other receivables		1,393,060	1,608,035
Interest receivable		518,944	365,478
Prepaid value added tax (“VAT”) and income tax		1,059,665	4,468,404
Others		25,434	36,574
Subtotal		7,408,855	12,384,225
Allowance for other receivables		(137,906)	(143,583)
Total		$ 7,270,949	$ 12,240,642

[1]	On March 8, 2021, the Company signed a loan contract with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $825,000, with annual interest rate of 8%, and will be due on May 10, 2022. The Company renewed the contract with Waichun on May 10, 2022 to extend the loan period to December 31, 2023; Besides, the Company signed a loan contract on March 8, 2021 and renewed it on March 6, 2022 with Waichun to lend $2,000,000 with annual interest rate of 8%, which will be due on December 31, 2023.